                                   VAN KAMPEN
                                  UTILITY FUND

                                  A SERIES OF
                            VAN KAMPEN EQUITY TRUST

                       SUPPLEMENT DATED FEBRUARY 9, 2000
                     TO THE PROSPECTUS DATED JULY 29, 1999

     The Prospectus is supplemented with the following:

          The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

          PORTFOLIO MANAGEMENT. Christine Drusch, Senior Portfolio Manager, has been primarily responsible for managing the Fund's investment portfolio since January 1998. David McLaughlin has shared responsibility for the day-to-day management of the Fund's investment portfolio since October 1998.

          Ms. Drusch has been a Senior Vice President of the Adviser and Asset Management since December 1999, and prior to December 1998 she was a Vice President of the Adviser and Asset Management. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Asset Management since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of Asset Management, and has worked for the Adviser since July 1991. Ms. Drusch has been affiliated with the Fund since August 1997.

          Mr. McLaughlin has been a Vice President of the Adviser and Asset Management since June 1995, and he was an Assistant Vice President of Asset Management since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for the Adviser since 1986.

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

                                   VAN KAMPEN
                             AGGRESSIVE GROWTH FUND

                                A SERIES OF THE
                            VAN KAMPEN EQUITY TRUST

                       SUPPLEMENT DATED FEBRUARY 9, 2000
                     TO THE PROSPECTUS DATED JULY 29, 1999

     The section of the Prospectus entitled "INVESTMENT ADVISORY
SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by a group of portfolio managers headed by Gary M. Lewis, Senior Portfolio Manager. Mr. Lewis has been Senior Vice President of the Adviser and Asset Management since September 1995. Prior to September of 1995, Mr. Lewis was Vice President and Portfolio Manager of Asset Management since June 1991. Mr. Lewis has been employed by Asset Management since September 1986. Mr. Lewis has been primarily responsible for managing the Fund's investment portfolio since its inception.

          Portfolio Managers Dudley Brickhouse, Matthew Hart, Janet Luby and David Walker are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

          Mr. Brickhouse, a Portfolio Manager and Vice President of the Adviser and Asset Management since January 1999, has been an Associate Portfolio Manager of the Adviser and Asset Management since September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank Investment Management since 1995. Mr. Brickhouse has been affiliated with the Fund since September 1997.

          Mr. Hart has been a Portfolio Manager since January 1998 and Vice President of the Adviser and Asset Management since December 1998. Prior to January 1998, Mr. Hart was Associate Portfolio Manager of the Adviser and Asset Management. Prior to August 1997, Mr. Hart was with AIM Capital Management, Inc. since June 1992, working in various positions within the portfolio area the entire five years he was there, with his last position being a convertible bonds analyst. Mr. Hart has been affiliated with the Fund since February 2000.

          Ms. Luby, a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998, became an Assistant Vice President of the Adviser and Asset Management in December of 1997. She joined Asset Management as an Associate Portfolio Manager in July 1995. Prior to July 1995, she spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the investment area was that of Senior Securities Analyst. Ms. Luby has been affiliated with the Fund since its inception.

          Mr. Walker, a Portfolio Manager and Vice President of the Adviser and Asset Management since January 1999, has been an Assistant Vice President of the Adviser and Asset Management since June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of Asset Management and has worked for Asset Management since October 1990. Mr. Walker has been affiliated with the Fund since May 1996. Mr. Walker is also a portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997.

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

                             VAN KAMPEN HARBOR FUND

                       SUPPLEMENT DATED FEBRUARY 9, 2000
                     TO THE PROSPECTUS DATED APRIL 30, 1999

     (1) The Supplements dated May 3, 1999 and October 8, 1999, to the Prospectus are replaced by this supplement.

     (2) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

          PORTFOLIO MANAGEMENT. Christine Drusch, Senior Portfolio Manager, has been primarily responsible for managing the Fund's investment portfolio since January 1998. David McLaughlin has shared responsibility for the day-to-day management of the Fund's investment portfolio since October 1998.

          Ms. Drusch has been a Senior Vice President of the Adviser and Asset Management since December 1999, and prior to December 1998 she was a Vice President of the Adviser and Advisory Corp. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Advisory Corp. since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of the Adviser and has worked for the Adviser since July 1991.

          Mr. McLaughlin has been a Vice President of the Adviser and Advisory Corp. since June 1995, and he was an Assistant Vice President of the Adviser since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for the Adviser since 1986.

     (3) The first sentence in the second paragraph in the section of the Prospectus entitled "PURCHASE OF SHARES--GENERAL" is hereby deleted and replaced in its entirety with the following:

          The initial investment must be at least $1,000 for each class of shares, and subsequent investments must be at least $25 for each class of Shares.

     (4) The fourth paragraph of the section of the Prospectus entitled "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby amended by adding the following language before the last sentence of the paragraph:

          The Fund and other Participating Funds may restrict exchanges by shareholders engaged in excessive trading by limiting or disallowing the exchange privilege to such shareholders. For further information on these restrictions, see the Statement of Additional Information.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        VAN KAMPEN EMERGING GROWTH FUND

                       SUPPLEMENT DATED FEBRUARY 9, 2000
                   TO THE PROSPECTUS DATED DECEMBER 29, 1999,
                      AS SUPPLEMENTED ON JANUARY 10, 2000

     The section of the Prospectus entitled "INVESTMENT ADVISORY
SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by a group of portfolio managers headed by Gary M. Lewis, Senior Portfolio Manager. Mr. Lewis has been Senior Vice President of the Adviser and Advisory Corp. since September 1995. Prior to September 1995, Mr. Lewis was Vice President and Portfolio Manager to the Adviser since June 1991. Mr. Lewis has been employed by the Adviser since September 1986. Mr. Lewis has been affiliated with the Fund since April 1989.

          Portfolio Managers Dudley Brickhouse, Matthew Hart, Janet Luby and David Walker are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

          Mr. Brickhouse, a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since January 1999, has been an Associate Portfolio Manager of the Adviser and Advisory Corp. since September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank Investment Management since 1995. Mr. Brickhouse has been affiliated with the Fund since September 1997.

          Mr. Hart has been a Portfolio Manager since January 1998 and Vice President of the Adviser and Advisory Corp. since December 1998. Prior to January 1998, Mr. Hart was Associate Portfolio Manager of the Adviser and Advisory Corp. Prior to August 1997, Mr. Hart was with AIM Capital Management, Inc. since June 1992, working in various positions within the portfolio area the entire five years he was there, with his last position being a convertible bonds analyst. Mr. Hart has been affiliated with the Fund since February 2000.

          Ms. Luby, a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December

     1998, became an Assistant Vice President of the Adviser and Advisory
     Corp. in December of 1997. Ms. Luby was an Associate Portfolio Manager of the Adviser since July 1995. Prior to July 1995, she spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the investment area was that of Senior Securities Analyst. Ms. Luby has been affiliated with the Fund since July 1995.

          Mr. Walker, a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since January 1999, has been an Assistant Vice President of the Adviser and Advisory Corp. since June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser, having worked for the Adviser since October 1990. Mr. Walker has been affiliated with the Fund since May 1996. Mr. Walker is also the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE